Management of Financial Risk (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of nature and extent of risks arising from financial instruments [line items]
Schedule of Company's Maximum Exposure to Credit Risk

	December 31,	December 31,
(Expressed in $ millions)	2020	2019
Cash and cash equivalents	$131,898	$83,404
Accounts receivable and other assets	76,555	47,707
Income tax receivable	-	2,553
Other non-current receivables	5,495	40,744
	$213,948	$174,408

Schedule of Company's Liquidity Risk

	Expected payments due by year as at December 31, 2020
	Less than			After
	1 year	1 - 3 years	4 - 5 years	5 years	Total
Trade and other payables	$65,275	$-	$-	$-	$65,275
Debt	-	120,000	46,000	-	166,000
Income taxes payable	23,808	-	-	-	23,808
Lease obligations	7,367	6,166	4,043	14,127	31,703
Other liabilities	-	2,523	-	-	2,523
Capital commitments, Lindero [1]	558	-	-	-	558
Closure and reclamation provisions	433	5,444	10,692	23,781	40,350
	$97,441	$134,133	$60,735	$37,908	$330,217

	Expected payments due by year as at December 31, 2019
	Less than			After
	1 year	1 - 3 years	4 - 5 years	5 years	Total
Trade and other payables	$65,286	$-	$-	$-	$65,286
Debt	-	110,000	46,000	-	156,000
Income tax payable	12,400	-	-	-	12,400
Lease obligations	9,313	9,424	4,097	14,958	37,792
Other liabilities	-	499	-	-	499
Capital commitments, Lindero	24,467	-	-	-	24,467
Provisions	2,699	7,565	1,846	21,255	33,365
	$114,165	$127,488	$51,943	$36,213	$329,809

Schedule of capital structure

	December 31,	December 31,
	2020	2019
Equity	$725,770	$635,426
Debt	158,616	146,535
Lease obligations	19,497	23,879
Less: cash and cash equivalents	(131,898)	(83,404)
	$771,985	$722,436

Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Disclosure of Nature and Extent of Risks Arising from Foreign Exchange Currency Risk

	December 31, 2020
(In millions of local currency)	Canadian Dollars	Peruvian Soles	Mexican Pesos	Argentine Pesos
Cash and cash equivalents	1,402	9,658	3,117	2,326
Marketable securities	1,348	-	-	-
Trade and VAT receivables	53	3,563	108,569	3,281,760
Income tax receivable	-	6,915	-	-
VAT - long term receivable	-	-	67,542	-
Trade and other payables	(17,838)	(28,046)	(311,747)	(764,331)
Due to related parties	(12)	-	-	-
Provisions, current	-	100	(4,871)	(77,549)
Income tax payable	-	(275)	(297,083)	-
Other liabilities	(207)	-	(5,160)	-
Provisions, non current	-	(754)	(67,102)	-
Total foreign currency exposure	(15,254)	(8,839)	(506,735)	2,442,206
US$ equivalent of foreign currency exposure	(11,981)	(2,439)	(25,402)	29,091

	December 31, 2019
(In millions of local currency)	Canadian Dollars	Peruvian Soles	Mexican Pesos	Argentine Pesos
Cash and cash equivalents	626	2,293	13,103	11,762
Trade and other receivables	310	1,827	3,972	117,539
Income tax receivable	-	8,451	-	-
Investments in associates	1,373	-	-	-
VAT - long term receivable	-	-	10,715	2,039,929
Trade and other payables	(8,549)	(19,385)	(214,679)	(1,454,444)
Due to related parties	(18)	-	-	-
Provisions, current	-	-	(3,942)	-
Income tax payable	-	-	(161,900)	-
Other liabilities	-	-	(4,217)	-
Provisions, non current	-	-	(87,459)	-
Total foreign currency exposure	(6,258)	(6,814)	(444,407)	714,786
US$ equivalent of foreign currency exposure	(4,818)	(2,054)	(23,582)	11,815

		Effect on foreign
		denominated
Currency	Change	items
Mexican Peso	+/- 10%	$2,309
Peruvian Soles	+/- 10%	$222
Argentinian Peso	+/- 10%	$2,645
Canadian Dollar	+/- 10%	$1,089

Commodity price risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Disclosure of Nature and Extent of Risks Arising from Financial Instruments

Metal	Change	Effect on Sales
Silver	+/- 10%	$1,338
Gold	+/- 10%	$561
Lead	+/- 10%	$195
Zinc	+/- 10%	$253